Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Accounts payable and accrued expenses
15	Accounts payable and accrued expenses
The breakdown of accounts payable and accrued expenses is as follows:

	December 31, 2023	December 31, 2022
Trade payables	14,829	14,064
Social charges	7,428	5,537
Profit-sharing	13,147	9,484
Provision for vacation and benefits	5,935	5,506
Others	21	56

Total	41,360	34,647

Current	39,728	34,136
Non-current	1,632	511